SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

On October 10, 2017, the Company executed Amendment #1 to the March 24, 2017 Tangiers Note for $250,000 payment plus a 10% original issue discount. The maturity date is six months from the effective date. All other terms and conditions of the Tangiers Note remain effective.

On October 12, 2017, the Company entered into an Investment Agreement with Tangiers Global, LLC (“Tangiers Global”) pursuant to which the Company may issue and sell to Tangiers Global up to $2,000,000 of the Company’s common stock. Concurrently, on October 12, 2017, the Company entered into a Registration Rights Agreement with Tangiers Global. The Investment Agreement shall terminate upon the earlier of: (i) the issuance of $2,000,000 of shares, (ii) 36 months after the Effective Date (as defined in the Investment Agreement), (iii) at such time the Registration Statement (as defined in the Investment Agreement) is no longer effective, or (iv) by the Company at any time by providing 15 days written notice to Tangiers Global.

On October 12, 2017, the Company issued a promissory note to Tangiers Global, in the principal amount of $50,000 in order to induce Tangiers Global to enter into the Investment Agreement. The note bears interest at a rate of 10% per annum and matures on May 12, 2018. Tangiers Global may, at any time, convert the unpaid principal amount of the note into shares of the Company’s common stock at a conversion price of $0.1666 per share.

On October 17, 2017, the Company converted debt and accrued interest, totaling $30,000 into 329,670 shares of common stock.

On November 1, 2017, John Seckman resigned as a Director and as a member of the board of directors of the Company, effective December 4, 2017. Mr. Seckman’s resignation was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies (including accounting or financial policies) or practices, the Company’s management or the Board. Mr. Seckman’s resignation was due to time constraints based on new business and increasing demands of John Seckman and Associates, of which Mr. Seckman is principal.

On December 13, 2017, Mr. Rick Gutshall resigned as Chief Financial Officer. Mr. Gutshall’s resignation was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies (including accounting or financial policies) or practices. Mr. Gutshall shall remain as Interim Chief Executive Officer and as a member of the Board of Directors, as described in the Company’s Form 8-K filed with the SEC on August 14, 2017.

On December 13, 2017, Ms. Annette Knebel resigned as Chief Accounting Officer and was appointed Chief Financial Officer by the Company’s Board of Directors. Ms. Knebel’s resignation was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies (including accounting or financial policies) or practices. Ms. Knebel shall remain as a member of the Board of Directors, as described in the Company’s Form 8-K filed with the SEC on August 14, 2017.

Furthermore, Ms. Knebel was appointed Chief Financial Officer of the Company. There are no current arrangements or understandings between either Ms. Knebel or any other person pursuant to which she was appointed as Chief Financial Officer. The Company and Ms. Knebel intend to address her employment agreement in the near future, which agreement shall appropriately be disclosed at such time. There are no family relationships between Ms. Knebel and any of our other officers and directors and no related party transactions required to be reported under Item 404(a) of Regulation S-K of the Securities Exchange Act of 1934, as amended.

On December 13, 2017, Mr. John Zimmerman resigned as Vice President of Business Development. Mr. Zimmerman’s resignation was not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies (including accounting or financial policies) or practices. Mr. Zimmerman shall remain as a member of the Board of Directors.

On December 18, 2017, the Company converted debt and accrued interest, totaling $45,000 into 516,648 shares of common stock.

On January 9, 2018, the Company converted debt and accrued interest, totaling $100,000 into 899,685 shares of common stock.

On January 15, 2018 Ms. Sandra Fowler, was appointed as the Chief Marketing Officer of the Company. Pursuant to the terms of the Fowler Employment Agreement, Ms. Fowler shall serve as Chief Marketing Officer of the Company. The initial term of the agreement will expire on January 15, 2019 and commencing on January 15, 2019 and on each anniversary of such date thereafter, the term of the Fowler Employment Agreement shall automatically renew for a one-year period, unless earlier terminated by either party pursuant to the terms of the Fowler Employment Agreement. In consideration for Ms. Fowler’s services, under the Fowler Employment Agreement, Ms. Fowler shall receive (i) an annual base salary of $48,000 and (ii) 200,000 shares of restricted common stock of the Company. Further, pursuant to the Fowler Employment Agreement, the Company agreed to revise the annual base compensation for Ms. Fowler to $65,000, after 90 days of the execution of the Fowler Employment Agreement, or after the Company raises not less than $1,000,000 from sales of its equity securities subsequent to the execution of the Fowler Employment Agreement, whichever may come first. In addition, Ms. Fowler shall be eligible to participate in any equity-based incentive compensation plan or programs adopted by the Company’s board of directors.

On January 16, 2018, the Company issued and sold an 8% Fixed Convertible Promissory Note (the “Note”) to Tangiers (the “Buyer”), in the aggregate principal amount of up to $550,000, with an initial consideration of $82,500 in aggregate principal amount including $75,000 actual payment of purchase price plus a 10% original issue discount (the “principal amount”).

Convertible Note

On the Closing Date, the Company issued a Note in the aggregate $550,000 in face value, which will, by the principal terms:

●	Bears guaranteed interest at 8% on the unpaid principal amount. Any principal amount or interest which is not paid when due shall bear interest at the rate of 18% per annum or the highest rate permitted by law per annum from the due date until the same is paid (the “default interest”);

●	Mature on July 15, 2018 and may be prepaid in whole or in part except otherwise explicitly set forth in the Note. If the Company exercises its right to prepay or repay the Note, the Company shall make payment to the Buyer of an amount in cash equal to the sum of 115% under 90 days, 120% within 91-135 days, 125% within 136-180 days from the effective date, multiplied by the principal amount plus accrued and unpaid interest on the principal amount to the optional prepayment date plus default interest, if any.

●	Convert into shares of common stock at a price equal to $0.30; provided, however that if the Note is not retired on or before the maturity date, the maturity default conversion price shall be equal to the lower of: (i) the fixed conversion price or (ii) 65% multiplied by the lowest trading price of the Company’s common stock in the fifteen (15) consecutive trading day period immediately preceding the trading day that the Company receives a notice of conversion (as defined in the Note).

Events of Default

Subject to applicable cure periods and delivery of written notice to the Company if applicable, the Notes shall become immediately due and payable upon occurrence of an event of default (as defined in the Note) and the conversion price shall be adjusted as set forth in the Notes if applicable.

Use of Proceeds

The Company agreed to use the proceeds under the Note as payment to Zoned Properties pursuant to an extension of the Parachute, CO LOI and to provide bridge capital for general working and not for the repayment of any indebtedness owed to officers, directors or employees of the Company or their affiliates or in violation or contravention of any applicable law, rule or regulation.

NOTE 13 - SUBSEQUENT EVENTS

On January 2, 2017, Mr. Chad Sykes resigned as Chief Executive Officer and was appointed Chief Innovation Officer by the Company’s Board of Directors.

On January 2, 2017, Mr. John Choo, who is currently our acting President was appointed Chief Executive Officer and President by the Company’s Board of Directors.

On January 3, 2017, the Company signed a binding LOI with Alamo CBD, LLC (“Alamo CBD”) to enter into discussions to combine and create a medical cannabinoids pharmaceutical group. Pursuant to the terms, the Company was required as a precondition, to raise, as necessary, up to $1,000,000 in capital by February 15, 2017, to pay off all existing debt, including convertible notes, owed by the Company and to complete a spin-off of the Company’s produce related operations. On February 15, 2017, the Company and Alamo CBD extended the terms of the preconditions until March 15, 2017.

January 16, 2017, we issued 145,740 shares of common stock related to a Director Agreement with Pawel Hardej. The Company recorded fair value of $64,126 ($0.44/share) based upon the most recent trading price per share of the Company’s stock.

January 16, 2017, we issued 41,640 shares of common stock related to a Director Agreement with John Zimmerman. The Company recorded fair value of $18,322 ($0.44/share) based upon the most recent trading price per share of the Company’s stock.

January 16, 2017, we issued 62,460 shares of common stock related to a Director Agreement with John Choo. The Company recorded fair value of $27,482 ($0.44/share) based upon the most recent trading price per share of the Company’s stock.

January 17, 2017, we issued 800,000 shares of common stock to Lyons Capital, LLC for a six month consulting and road show services agreement. The Company recorded fair value of $352,000 ($0.44/share) based upon the most recent trading price per share of the Company’s stock.

From February 22, 2017 through March 15, 2017, the Company sold, in reliance upon Regulation D Rule 506, a total of 2,060,000 shares of common stock to 17 U.S. accredited investors at $0.40 per share for cash totaling $824,000.

On March 20, 2017, the Company’s Series A Preferred Convertible Stock shareholders (“Series A Holders”) each voted to waive and remove the provisions of Section 5(iii) of the Series A Preferred Stock Designation. This waives and removes what is known as “full ratchet protection” provisions for adjustments in the Conversion Price and formula. Series A Holders have each agreed individually and also as a group to convert their Series A Convertible Preferred Stock into common stock at a conversion price equal to $0.30 per share. A total of 250,000 shares of the Company’s Series A Preferred Convertible Stock were converted into 416,667 shares of common stock. As a result of this action, there currently are no Series A Convertible Preferred Stock issued and outstanding.

On March 20, 2017, the Company settled $177,604 in principal and interest, plus 125% multiplied by the Principal Amount of $137,500 plus accrued interest of $4,583 on the Principal Amount of a Promissory note with FirstFire Global Opportunities Fund, LLC (“FirstFire”) originally dated October 19, 2016. The Company settled the amount owed by paying $77,604 in cash and by issuing 333,333 shares of common stock at the fixed conversion price of $0.30 per share for a total value of $100,000. The Company was released from any further liability under the FirstFire Note upon delivery of these amounts of cash and stock.

On March 20, 2017, the Company settled $175,313 in principal and interest, plus 125% multiplied by the Principal Amount of $137,500 plus accrued interest of $2,750 on the Principal Amount of a Promissory note with FirstFire originally dated December 14, 2016. The Company settled the amount owed by paying $175,313 in cash. The Company was released from any further liability under this FirstFire Note upon payment of this amount.

On March 20, 2017, the Company settled $269,498 in principal and interest, plus 115% multiplied by the Principal Amount of $225,500 plus accrued interest of $8,846 on the Principal Amount of a Promissory note with Chuck Rifici Holdings, Inc. originally dated September 26, 2016. The Company settled the amount owed by paying $269,498 in cash. The Company was released from any further liability under this Rifici Note upon payment of this amount.

On March 23, 2017, the Company entered into a Contractual Joint Venture Agreement by and between Vyripharm Enterprises, LLC (“Vyripharm”) and Alamo CBD, collectively the Parties, pursuant to which the parties agreed to participate in an unincorporated joint venture (the “Joint Venture”) for the following business purposes:

The parties will work together to enhance the ability of Alamo CBD to apply for and obtain licensure, or a permit, to grow and/or dispense marijuana products for medical and/or consumer use, as the case may be:

●	In Texas, pursuant to the Texas Compassionate Use Act, as may be amended;

●	In Colorado, pursuant to recent Colorado legislation permitting foreign ownership of entities that grow and/or dispense marijuana products for medical and/or consumer use; and

●	Pursuant to recent United States Drug Enforcement Administration regulations which expand the opportunities for entities providing research involving marijuana and its chemical constituents, as referenced in 21 U.S.C. 822(a)(1) and 21 U.S.C. 823(a), et. seq.

To establish Alamo CBD as a supplier of a variety of medical use cannabis oil to Vyripharm for Vyripharm’s use in conducting research and development to create novel pharmaceutical and radiopharmaceutical compounds designed to image and treat certain debilitating diseases including, but not limited to epilepsy, post-traumatic stress disorder, Alzheimer’s, ALS, and other neurodegenerative diseases; and to establish Indoor Harvest as the project developer and engineering, procurement and construction group, in which Indoor Harvest is responsible for costs and efforts related to Alamo CBD’s efforts to become licensed under the Texas Compassionate Use Act and to meet its obligations under this Joint Venture agreement.

The initial term of the Joint Venture shall be five (5) years following the Effective Date, and the Agreement may be extended beyond the Initial Term by mutual consent of the Parties.

On March 24, 2017, the Company issued and sold an 8% Fixed Convertible Promissory Note to Tangiers Global, LLC (“Tangiers”), a Wyoming limited liability Company, in the aggregate principal amount of up to $550,000, with an initial consideration of $275,000 in aggregate principal amount including $250,000 actual payment of purchase price plus a 10% original issue discount.